General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and administrative expenses
Summary of General and administrative expenses
	December 31, 2022	December 31, 2021	December 31, 2020
Professional fees	$31,080	$24,320	$22,388
Bank charges	3,705	3,971	3,922
Listing and filing fees	15,549	16,041	18,370
Office and miscellaneous	23,861	24,028	34,139
Consulting (Note 10)	103,671	111,693	128,320
Depreciation (Note 7)	-	-	205
Foreign exchange	4,712	(892)	4,333
	$182,578	$179,161	$211,677